Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2020
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 13 — Concentration of major customers and suppliers

For the six months ended March 31, 2020 and 2019, one major customer accounted for approximately 45% and 66% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2020 and September 30, 2019, one major customer accounted for approximately 93% and 82% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2020, two major suppliers accounted for approximately 56% and 25% of the total purchases, respectively.For the six months ended March 31, 2019, three major suppliers accounted for approximately 41%,  28% and  17% of the total purchases, respectively. A loss of either of these suppliers could have a negative effect on the operations of the Company.

As of March 31, 2020,  two major suppliers accounted for approximately 56% and 38% of the Company’s advances to supplier balances, respectively. As of September 30, 2019, two major suppliers accounted for approximately 53% and 46% of the Company’s advances to supplier balances, respectively.